Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 1,640	¥ 63,677
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	13,639	46,169
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	15,462	8,674
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	2,668	5,620
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(25,067)	32,429
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	(259)	17,545
Net income from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	11,754	22,521
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	11,739	22,951
Net investment income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(509)	53
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ (509)	¥ 53